SIGNIFICANT ACCOUNTING POLICIES: (Tables)	12 Months Ended
Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES:
Summary of useful life of property and equipment

Useful Life
in Years
Computers and purchased software	3
Office furniture and equipment	5 – 14

Summary of useful life of intangible assets

Useful Life
in Years
Technology	3 - 8
Customer relationships	6 - 8
Domain	8